Property, Equipment and Software, net	12 Months Ended
Dec. 31, 2024
Property, Equipment and Software, net
Property, Equipment and Software, net
8.	Property, Equipment and Software, net

The following is a summary of property, equipment and software, net (in thousands):

	December 31,	December 31,
	2023	2024
	RMB	RMB
Building and decoration	4,063,468	6,888,673
Leasehold improvements	311,156	197,230
Furniture, fixtures, office and other equipment	508,185	559,271
Vehicles	106,027	93,596
Servers and computers	6,144,176	6,094,887
Software	367,472	340,038
Construction in progress	3,675,879	1,696,018
	15,176,363	15,869,713

Less: accumulated depreciation and amortization	(6,923,618)	(7,181,872)
Less: impairment	(177,701)	(167,740)
Net book value	8,075,044	8,520,101

Depreciation and amortization expense was RMB1.1 billion, RMB769.7 million and RMB781.2 million for the years ended December 31, 2022, 2023 and 2024, respectively.

As of December 31, 2023 and 2024, the construction in progress balance mainly comprised of construction of buildings in Shanghai and Hangzhou that have not yet been placed in service for the Group’s intended use. All the related cost is capitalized in construction in progress to the extent it is incurred for the purposes of bringing the construction development to a usable state.